Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 127,766	$ 8,066
Prepaid expenses and other current assets	1,056	341
Total current assets	128,822	8,407
Property and equipment, net	163	86
Restricted cash	39	39
Deferred tax assets	641
Total assets	129,665	8,532
Current liabilities:
Accounts payable	2,429	1,988
Accrued expenses	4,687	327
Deferred tax liabilities	641
Total current liabilities	7,757	2,315
Other liabilities	23	44
Total liabilities	7,780	2,359
Commitments and contingencies (Note 4)
Redeemable convertible preferred stock (Series A, B and C), $0.0001 par value; no shares and 37,750,000 shares authorized at December 31, 2014 and 2013, respectively; no shares and 37,750,000 shares issued and outstanding at December 31, 2014 and 2013, respectively; liquidation preference of $0 and $40,663 at December 31, 2014 and 2013, respectively		37,709
Stockholders' equity (deficit):
Preferred stock, $0.0001 par value; 5,000,000 and no shares authorized at December 31, 2014 and 2013, respectively; no shares issued or outstanding at December 31, 2014 and 2013, respectively
Common stock, $0.0001 par value; 120,000,000 and 66,000,000 shares authorized at December 31, 2014 and 2013, respectively; 25,621,791 and 1,622,761 shares issued and outstanding at December 31, 2014 and 2013, respectively	3
Additional paid-in capital	188,727	139
Accumulated deficit	(66,845)	(31,675)
Total stockholders' equity (deficit)	121,885	(31,536)
Total liabilities, redeemable convertible preferred stock and stockholders' equity (deficit)	$ 129,665	$ 8,532